Note 8 - Equity in earnings of non-consolidated companies (Details) - USD ($) $ in Thousands		12 Months Ended
	May 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Equity in earnings of non-consolidated companies		$ 79,411	$ 242,743
Bargain purchase gain		3,162
Impairment loss on non-consolidated companies			(34,041)
Equity in earnings of non-consolidated companies		95,404	208,702	512,591
Net of Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Equity in earnings of non-consolidated companies		104,897	242,743	512,591
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies		(19,100)	(19,100)
Net loss related to participation increase in Usiminas	$ (25,500)	(25,500)
Usiminas | Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Equity in earnings of non-consolidated companies		25,486
Global Pipe Company [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest	4,500	4,506
Bargain purchase gain	$ 11,500	$ 11,487